Related party transactions - Additional Information (Detail)	12 Months Ended			1 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Aug. 31, 2012 Supplier Concentration Risk [Member]	Aug. 31, 2012 Montrovest BV [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] USD ($)	Jun. 08, 2011 Montrovest BV [Member] USD ($)	Jun. 08, 2011 Montrovest BV [Member] EUR (€)	May 31, 2009 Montrovest BV [Member] USD ($)	Feb. 28, 2009 Montrovest BV [Member] USD ($)	Mar. 30, 2013 Montrovest BV [Member] USD ($)	Mar. 31, 2012 Montrovest BV [Member] USD ($)	Jun. 30, 2011 Montrovest BV [Member] Minimum [Member] Potential Transaction [Member] USD ($)	Mar. 30, 2013 Prime Investments S.A. [Member] USD ($)	Mar. 31, 2012 Prime Investments S.A. [Member] USD ($)	Mar. 30, 2013 Prime Investments S.A. [Member] Supplier Concentration Risk [Member]	Jun. 30, 2009 Gestofi [Member] CAD	Feb. 29, 2012 Regaluxe [Member]	Apr. 30, 2011 Regaluxe [Member]	Mar. 30, 2013 Regaluxe [Member] USD ($)	Mar. 31, 2012 Regaluxe [Member] USD ($)	Mar. 30, 2013 Regaluxe [Member] Maximum [Member] USD ($)
Related Party Transaction Due From To Related Party [Line Items]
Amount paid to related party							$ 180,000	€ 140,000			$ 180,000	$ 158,000								$ 3,000	$ 11,000
Notice days for non renewal							60 days	60 days
Agreement additional renewal term											1 year						1 year	1 year
Cash received from related party									3,000,000	2,000,000
Annual interest rate						11.00%					16.00%
Effective interest rate						12.20%					17.80%
Fee as a percentage of outstanding principal amount											7.00%
Cash received from related party						5,000,000
Net cash proceeds from an equity issuance													5,000,000
Transaction amount						75,000
Partial repayment of cash advance					3,500,000
Percentage of purchase price on cost				45.00%												45.00%
Purchase price of diamonds	262,000	1,803,000	2,539,000											300,000	1,800,000
Ownership percentage														21.60%
Related party expenses	$ 241,000	$ 238,000	$ 238,000														13,700			$ 241,000	$ 238,000	$ 250,000
Agreement beginning date																	Aug. 01, 2009		Jun. 01, 2011
Related party agreement term																			1 year
Discount factor																			3.50%
Agreement expiration date																			May 31, 2012